Segment Information (Distribution of gross and net written premium) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 8,203,925	$ 6,875,925	$ 7,285,320
Percentage Distribution of gross premiums written	100.00%	100.00%	100.00%
North America
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 4,649,000	$ 3,794,000	$ 3,752,000
Percentage Distribution of gross premiums written	57.00%	55.00%	51.00%
Europe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 2,410,000	$ 1,921,000	$ 2,155,000
Percentage Distribution of gross premiums written	29.00%	28.00%	30.00%
Asia, Australia and New Zealand
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 814,000	$ 806,000	$ 835,000
Percentage Distribution of gross premiums written	10.00%	12.00%	11.00%
Latin America and the Caribbean
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 189,000	$ 220,000	$ 264,000
Percentage Distribution of gross premiums written	2.00%	3.00%	4.00%
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 142,000	$ 135,000	$ 279,000
Percentage Distribution of gross premiums written	2.00%	2.00%	4.00%
P&C
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 4,541,000	$ 3,442,000	$ 3,579,000
P&C | Casualty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	2,145,000	1,430,000	1,394,000
P&C | Catastrophe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	924,000	545,000	537,000
P&C | Property
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	809,000	641,000	644,000
P&C | US Health
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	351,000	379,000	391,000
P&C | Multiline & Other
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	183,000	289,000	213,000
P&C | Motor
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	129,000	158,000	400,000
Specialty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	2,016,000	1,935,000	2,213,000
Specialty | Casualty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	0	4,000	13,000
Specialty | Property
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	277,000	173,000	151,000
Specialty | Multiline & Other
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	20,000	152,000	276,000
Specialty | Financial Risks
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	510,000	568,000	587,000
Specialty | Aviation & space
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	416,000	219,000	286,000
Specialty | Energy Reinsurance
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	314,000	192,000	183,000
Specialty | Agriculture
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	205,000	468,000	483,000
Specialty | Marine
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	174,000	142,000	132,000
Specialty | Engineering
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	100,000	17,000	102,000
Life and Health
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 1,646,870	$ 1,499,222	$ 1,492,778